SHARE-BASED PAYMENT (Details 3) - 12 months ended Dec. 31, 2024 $ / shares in Units, ¥ in Thousands, $ in Thousands	USD ($) $ / shares	CNY (¥)
Fair value at the measurement date	$ 24,451	¥ 178,443
Expected volatility	121.79%	121.79%
Risk-free interest rate	4.17%	4.17%
Expected life	2 years 7 months 17 days	2 years 7 months 17 days
Share price	$ 0.68